Condensed Group Income Statement - USD ($) $ in Millions		6 Months Ended
		Jun. 27, 2026	Jun. 28, 2025
Condensed Group Income Statement
Revenue		$ 3,097	$ 2,961
Cost of goods sold		(901)	(870)
Gross profit		2,196	2,091
Selling, general and administrative expenses		(1,598)	(1,519)
Research and development expenses		(150)	(143)
Operating profit		448	429
Interest income		10	15
Interest expense		(65)	(69)
Other finance costs		(18)	(12)
Share of results of associates		5	(1)
Profit before taxation		380	362
Taxation		(77)	(69)
Attributable profit for the period	[1]	$ 303	$ 293
Earnings per ordinary share
Basic	[1]	$ 0.356	$ 0.335
Diluted	[1]	$ 0.352	$ 0.333

[1]	Attributable to the equity holders of the parent and wholly derived from continuing operations.